Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with related parties - Statements of Income (Table)

	Years ended December 31,
	2022	2021	2020
Included in voyage expenses – related party
Charter hire commissions (a)	$1,632	$1,718	$1,719

Included in general and administrative expenses – related party
Executive services fee (d)	$568	$638	$613
Administrative services fee (e)	$120	$120	$120
Management fees-related party
Management fees (a)	$6,203	$6,023	$6,752

Transactions with related parties - Balance Sheet (Table)

	Year ended December 31,
	2022	2021
Assets:
Working capital advances granted to the Manager (a)	$—	$1,144
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party	$1,350	$2,494

Liabilities included in Due to related party:
Working capital due to Manager (a)	$836	$—
Executive service charges due to Manager (d)	$135	$155
Administrative service charges due to Manager (e)	$30	$30
Management fees due to Manager (a)	$—	$—
Other Partnership expenses due to Manager	$471	$62
Total liabilities due to related party, current	$1,472	$247